FAIR VALUE OF FINANCIAL INSTRUMENTS -Assets and impairment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value	$ 0.9
Tradename - DatesWeiser
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment recognized during the year ended	1.4
Tradename - Edelman Leather
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment recognized during the year ended		$ 6.5
Fair Value, Nonrecurring | Level 3 | Tradename - DatesWeiser
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value	$ 0.9
Fair Value, Nonrecurring | Level 3 | Tradename - Edelman Leather
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value		$ 0.0